CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 CNY (¥)	Sep. 30, 2013 CNY (¥)
Current assets
Cash and cash equivalents	¥ 54,509	$ 8,163	¥ 66,025	$ 9,888	¥ 46,268	¥ 131,978
Total current assets	478,103	71,596	543,759
Total assets	880,626	131,874	985,829
Current liabilities
Due to related parties	103,905	15,560	42,284
Total current liabilities	614,502	92,022	634,140
Long-term borrowings	20,000	2,995	40,972
Total liabilities	662,009	99,136	695,051
Total stockholders’ equity	218,617	32,738	290,778		309,587	320,245
Total liabilities and stockholders’ equity	880,626	131,874	985,829
Parent Company [Member]
Current assets
Cash and cash equivalents	581	87	341	$ 51	¥ 671	¥ 4,332
Other receivables	3	0	3
Prepaid expenses	0	0	481
Due from inter-companies	129,811	19,439	125,815
Total current assets	130,395	19,526	126,640
Investment in unconsolidated subsidiaries	71,512	10,709	130,013
Total assets	201,907	30,235	256,653
Current liabilities
Due to related parties	1,586	237	1,511
Total current liabilities	1,586	237	1,511
Long-term borrowings	20,033	3,000	13,948
Total liabilities	21,619	3,237	15,459
Total stockholders’ equity	180,288	26,998	241,194
Total liabilities and stockholders’ equity	¥ 201,907	$ 30,235	¥ 256,653